PIMCO Equity Series

Supplement dated May 14, 2015 to the Statement of Additional Information (the “SAI”), dated October 31, 2014, as supplemented and revised from time to time

Disclosure relating to PIMCO EqS® Emerging Markets Fund and PIMCO EqS Pathfinder Fund® (each a “Fund” and collectively, the “Funds”)

Effective May 14, 2015 through June 26, 2015, each Fund is jointly managed by Virginie Maisonneuve and Geraldine Sundstrom. Effective June 29, 2015, each Fund is managed by Ms. Sundstrom.

Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Geraldine Sundstrom(8)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

(8)

Ms. Maisonneuve and Ms. Sundstrom jointly manage the PIMCO EqS® Emerging Markets Fund, which has $117 million in total assets under management, and the PIMCO EqS Pathfinder Fund®, which has $1,443.1 million in total assets under management. Effective June 29, 2015, the Funds are managed by Ms. Sundstrom.

In addition, effective immediately, corresponding changes are made in the paragraph immediately preceding the above table and the following sentences are added:

Effective May 14, 2015 through June 26, 2015, the PIMCO EqS® Emerging Markets Fund and the PIMCO EqS Pathfinder Fund® are managed by Virginie Maisonneuve and Geraldine Sundstrom. Information pertaining to accounts managed by Ms. Sundstrom is as of April 30, 2015. Effective June 29, 2015, the PIMCO EqS® Emerging Markets Fund and the PIMCO EqS Pathfinder Fund® are managed by Ms. Sundstrom.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Sundstrom(5)	PIMCO EqS® Emerging Markets Fund	None
	PIMCO EqS Pathfinder Fund®	None

(5)

Effective May 14, 2015 through June 26, 2015, Ms. Maisonneuve and Ms. Sundstrom jointly manage the PIMCO EqS® Emerging Markets Fund and PIMCO EqS Pathfinder Fund®. Information for Ms. Sundstrom is as of May 14, 2015. Effective June 29, 2015, the Funds are managed by Ms. Sundstrom.

Investors Should Retain This Supplement For Future Reference

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